Note K - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory tax	$ 4,078	$ 3,006	$ 3,870
Effect of nontaxable insurance premiums	(303)	(340)	(336)
Effect of postretirement benefits	(78)	(19)	71
Effect of nontaxable life insurance death proceeds	(175)		(11)
Impact from TCJA	1,783
Effect of state income tax	70	64	66
Tax credits	(191)	(211)	(221)
Milton Merger Costs	4	73
Other items	42	19	17
Total income taxes	4,486	1,920	2,809
Nontaxable Interest Income [Member]
Effect of nontaxable income	(514)	(433)	(437)
Bank Owned Insurance Income [Member]
Effect of nontaxable income	$ (230)	$ (239)	$ (210)